Goodwill, Intangible Assets And Deferred Costs	12 Months Ended
Sep. 29, 2012
Goodwill, Intangible Assets And Deferred Costs
5.	Goodwill, Intangible Assets and Deferred Costs

The following table sets forth the gross carrying amount and accumulated amortization of the Company’s goodwill, intangible assets and deferred costs as of the fiscal year-end 2012 and 2011:

	2012	2011	Amortization Period
Deferred financing fees	$104	$104	Respective debt
Accumulated amortization	(51)	(39)

Deferred financing fees, net	53	65
Goodwill	1,626	1,595	Indefinite lived
Customer relationships	1,153	1,178	11 – 20 years
Trademarks (indefinite lived)	220	220	Indefinite lived
Trademarks (definite lived)	69	66	8-15 years
Other intangibles	99	82	10-20 years
Accumulated amortization	(584)	(502)

Intangible assets, net	957	1,044

Total goodwill, intangible assets and deferred costs	$2,636	$2,704

The Company recorded a goodwill impairment charge in the Engineered Materials and Flexible Packaging segments in fiscal 2011. See Note 1 for further discussion. Future amortization expense for definite lived intangibles as of fiscal 2012 for the next five fiscal years is $103, $95, $86, $79 and $68 each year for fiscal years ending 2013, 2014, 2015, 2016, and 2017, respectively.